S000003896 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Putnam VT Balanced Blended Benchmark (no deduction for fees, expenses or taxes, but, for the MSCI EAFE Index-NR, are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.67%	7.63%	9.14%
Putnam Balanced Blended Benchmark (no deduction for fees, expenses or taxes, but, for the MSCI EAFE Index-NR, are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent		14.67%	7.63%	9.14%
Class IA Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.69%	8.67%	8.71%
Class IB Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.38%	8.39%	8.43%

[1]
Effective February 1, 2026, the Putnam VT Balanced Blended Benchmark replaced the Putnam Balanced Blended Benchmark as the fund’s benchmark. The Investment Manager believes that the Putnam VT Balanced Blended Benchmark better reflects the fund’s current portfolio.